As filed with the Securities and Exchange Commission on March 6, 2001
Securities Act File No. 33-37537
Investment Company Act File No. 811-6211

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 13	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 14	[X]
(Check appropriate box or boxes)

Merrill Lynch U.S. Treasury Money Fund
(Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road, Plainsboro, New Jersey 08536
(Address of Principal Executive Offices)

Registrant's telephone number, including Area Code: (609) 282-2800

Terry K. Glenn
Merrill Lynch U.S. Treasury Money Fund
800 Scudders Mill Road
Plainsboro, New Jersey 08536
Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: BROWN & WOOD LLP One World Trade Center New York, New York 10048-0557 Attention: Thomas R. Smith, Jr., Esq.	Michael J. Hennewinkel, Esq. MERRILL LYNCH INVESTMENT MANAGERS, L.P. P.O. Box 9011 Princeton, New Jersey 08543-9011

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[  ] on (date) pursuant to paragraph (b)
[  ] 60 days after filing pursuant to paragraph (a)(1)
[  ] on (date) pursuant to paragraph (a)(1)
[  ] 75 days after filing pursuant to paragraph (a)(2)
[  ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[  ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $.10 per share.

[Merrill Lynch Investment Managers LOGO]

Prospectus

Merrill Lynch U.S. Treasury Money Fund

March 6, 2001

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

PAGE
[Graphic Excluded] KEY FACTS

Merrill Lynch U.S. Treasury Money Fund at a Glance	3
Risk/Return Bar Chart	4
Fees and Expenses	5

[Graphic Excluded] DETAILS ABOUT THE FUND

How the Fund Invests	6
Investment Risks	6

[Graphic Excluded] YOUR ACCOUNT

How to Buy, Sell and Transfer Shares	8

[Graphic Excluded] MANAGEMENT OF THE FUND

Merrill Lynch Investment Managers	14
Financial Highlights	15

[Graphic Excluded] FOR MORE INFORMATION

Shareholder Reports	Back Cover
Statement of Additional Information	Back Cover

MERRILL LYNCH U.S. TREASURY MONEY FUND

[Graphic Excluded] Key Facts

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Short-Term Marketable Securities — securities with maturities of not more than 762 days (25 months).

Direct Obligations of the U.S. Treasury — Securities issued directly by the U.S. Treasury rather than by any Government agency or instrumentality, and that are backed by the full faith and credit of the United States.

MERRILL LYNCH U.S. TREASURY MONEY FUND AT A GLANCE

What is the Fund's investment objective?

The investment objective of the Fund is to seek preservation of capital, liquidity and current income through investment exclusively in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury.

What are the Fund's main investment strategies?

The Fund tries to achieve its objective by investing exclusively in a diversified portfolio of short-term securities that are direct obligations of the U.S. Treasury. Direct obligations of the U.S. Treasury have little credit risk. Fund management decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. The Fund's dollar-weighted average maturity will not exceed 90 days. We cannot guarantee that the Fund will achieve its objective.

What are the main risks of investing in the Fund?

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if short term interest rates rise sharply in a manner not anticipated by the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

The Fund may be an appropriate investment for you if you:

  Are looking for preservation of capital

  Are looking for current income and liquidity

  Are investing with short term goals in mind

  Are looking for a professionally managed and diversified portfolio

MERRILL LYNCH U.S. TREASURY MONEY FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for each complete calendar year since the Fund's inception. The table shows the average annual total returns of the Fund for the periods shown. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

[GRAPHICAL REPRESENTATION OF BAR CHART]

1992	1993	1994	1995	1996	1997	1998	1999	2000

3.18%	2.70%	3.38%	5.00%	4.65%	4.68%	4.61%	3.98%	4.89%

During the period shown in the bar chart, the highest return for a quarter was 1.32% (quarter ended December 29, 2000) and the lowest return for a quarter was 0.61% (quarter ended March 31, 1994).

Average Annual Total Returns (as of the calendar year ended December 31, 2000)	Past One Year	Past Five Years	Since Inception

Merrill Lynch U.S. Treasury Money Fund	4.89%	4.56%	4.22%†

†	Inception date is April 15, 1991.

YIELD INFORMATION

Yield — the income generated by an investment in the Fund.

The yield on Fund shares normally will go up and down on a daily basis. Therefore, yields for any given past periods are not an indication or representation of future yields. The Fund's yield is affected by changes in interest rates, average portfolio maturity and operating expenses. Current yield information may not provide the basis for a comparison with bank deposits or other investments, which pay a fixed yield over a stated period of time. To obtain the Fund's current 7-day yield, call 1-800-221-7210.

MERRILL LYNCH U.S. TREASURY MONEY FUND

[Graphic Excluded] Key Facts

FEES AND EXPENSES

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Manager for managing the Fund.

Distribution Fees — fees used to support the Fund's marketing and distribution efforts, such as advertising and promotion and compensating Financial Consultants and others for shareholder servicing.

This table shows the different fees and expenses that you may pay if you buy and hold shares of the Fund. Future expenses may be greater or less than those indicated below.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee(c)	0.50%

Distribution (12b-1) Fees(a)	0.13%

Other Expenses (including transfer agency fees)(b)	0.80%

Total Annual Fund Operating Expenses(c)	1.43%

(a)	The Fund is authorized to pay Merrill Lynch distribution fees of 0.125% each year under a distribution plan that the Fund has adopted under rule 12b-1. For the fiscal year ended November 30, 2000, $43,864 was paid to Merrill Lynch pursuant to the distribution plan.

(b)	The Fund pays the Transfer Agent $15.00 for each shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. For the fiscal year ended November 30, 2000, the Fund paid the Transfer Agent fees totaling $25,532. The Fund has entered into an agreement with State Street Bank and Trust Company pursuant to which State Street provides accounting services to the Fund. The Fund will pay the cost of these services. In addition, the Fund will reimburse the Manager for the cost of certain additional accounting services. For the fiscal year ended November 30, 2000 the Manager provided accounting services to the Fund at its cost. The Fund reimbursed the Manager $94,511 for these services.

(c)	The Manager agreed to voluntarily waive $144,216 of its fee for the fiscal year ended November 30, 2000. Total Fund Operating Expenses for the year have been calculated without the reductions caused by the waiver because the Manager may cease such a waiver of fees and reimbursement of expenses at any time without notice. The Total Operating Expenses, net of the waiver and reimbursement, was 1.08%.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$146	$452	$782	$1,713

MERRILL LYNCH U.S. TREASURY MONEY FUND

[Graphic Excluded] Details About the Fund

HOW THE FUND INVESTS

ABOUT THE PORTFOLIO MANAGER

Donaldo S. Benito is a Vice President and the portfolio manager of the Fund. Mr. Benito has been a Vice President of Merrill Lynch Investment Managers since 1985.

ABOUT THE MANAGER

The Fund is managed by Merrill Lynch Investment Managers.

The Fund seeks preservation of capital, liquidity and current income. The Fund tries to achieve its objective by investing exclusively in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury.

The Fund may invest in direct obligations of the U.S. Treasury with maturities of up to 762 days (25 months). The Fund's dollar-weighted average maturity will not exceed 90 days. Direct obligations of the U.S. Treasury have little credit risk. In seeking to achieve the Fund's objective, Fund management varies the kinds of U.S. Treasury obligations held in the Fund's portfolio and its average maturity. Fund management decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates.

The Fund may buy or sell U.S. Treasury securities on a when-issued, delayed delivery or forward commitment basis. In these transactions, the Fund buys or sells the securities at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to secure what Fund management considers to be a good yield and price to the Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase or sale price.

The Fund may not invest in securities that are issued or guaranteed by U.S. Government entities, but are not backed by the full faith and credit of the United States.

INVESTMENT RISKS

This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time. Direct U.S. Treasury obligations are generally considered to have the lowest principal risk among money market securities. Historically, direct U.S. Treasury obligations have generally had lower rates of return than other potentially more risky money market securities.

Selection Risk — Selection risk is the risk that the securities that Fund management selects will underperform securities selected by other funds with similar investment objectives and investment strategies.

MERRILL LYNCH U.S. TREASURY MONEY FUND

6

[Graphic Excluded] Details About the Fund

Interest Rate Risk — Interest rate risk is the risk that prices of money market securities generally increase when interest rates decline and decrease when interest rates increase.

Share Reduction Risk — In order to maintain a constant net asset value of $1.00 per share, the Fund may reduce the number of shares held by its shareholders.

When Issued Securities, Delayed Delivery Securities and Forward Commitments — When issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price. When issued and delayed delivery securities and forward commitments also involve the risk that the yields available in the market when delivery takes place may be higher than those fixed in the transaction at the time of commitment. If this happens, the value of the when issued or delayed delivery security will generally decline.

Borrowing Risk — The Fund may borrow only to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing money may reduce the Fund's return.

STATEMENT OF ADDITIONAL INFORMATION

If you would like further information about the Fund, including how it invests, please request the Statement of Additional Information.

MERRILL LYNCH U.S. TREASURY MONEY FUND

Your Account [Graphic Excluded]

HOW TO BUY, SELL AND TRANSFER SHARES

The chart on the following pages summarizes how to buy, sell and transfer shares through Merrill Lynch or other securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-800-221-7210. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Consultant may help you with this decision.

Because of the high costs of maintaining smaller accounts, the Fund may redeem shares in your account if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts

MERRILL LYNCH U.S. TREASURY MONEY FUND

8

[Graphic Excluded] Your Account

If You Want to	Your Choices	Information Important for You to Know

Buy Shares	Determine the amount of your investment	The minimum initial investment for the Fund is $5,000 for all accounts except:

•  $300 for accounts advised by banks and registered investment advisers

•  $100 for retirement plans

(The minimums for initial investments may be waived or reduced under certain circumstances.)

	Have your Merrill Lynch Financial Consultant or securities dealer submit your purchase order	Share purchase orders are effective on the date Federal Funds become available to the Fund. Generally, purchase orders placed through Merrill Lynch will be effective on the day the order is placed.

	Purchase by Wire	If you maintain an account directly with the Transfer Agent, you may purchase shares of the Fund by wiring Federal Funds to First Union National Bank of Florida. You should give your financial institution the following wire instructions: ABA#063000021, DDA#2112600061186, Financial Data Services, Inc. The wire should be identified as a payment to Merrill Lynch U.S. Treasury Fund and should include the shareholder's name and account number. If your account is not held directly with the Transfer Agent, you should contact your Financial Consultant.

	Or contact the Transfer Agent	To purchase shares directly, call the Transfer Agent at 1-800-221-7210 and request a purchase application. Mail the completed purchase application to the Transfer Agent at the address on the inside back cover of this prospectus.

Add to Your Investment	Purchase additional shares	The minimum initial investment for the Fund is $1,000 for all accounts except:

•  $100 for accounts advised by banks and registered investment advisers

•  $1 for retirement plans

(The minimums for initial investments may be waived or reduced under certain circumstances.)

	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested without a sales charge. If you want to receive your dividends in cash you may enroll in the Accrued Monthly Payout Plan.

	Participate in the automatic investment plan	If you maintain an account directly with the Transfer Agent, you may invest a specific amount ($50 minimum) on a periodic basis through certain Merrill Lynch investment or central asset accounts. If your account is not held directly with the Transfer Agent, you should contact your Financial Consultant.

MERRILL LYNCH U.S. TREASURY MONEY FUND

9

If You Want to	Your Choices	Information Important for You to Know

Transfer Shares to Another Securities Dealer	Transfer to a participating securities dealer	You may transfer your Fund shares only to another securities dealer that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. You may only purchase additional shares of funds previously owned before the transfer. All future trading of these assets must be coordinated by the receiving firm.

	Transfer to a non-participating securities dealer	You must either: • Transfer your shares to an account with the Transfer Agent; or • Sell your shares.

Sell Your Shares	Have your Merrill Lynch Financial Consultant or securities dealer submit your sales order	The price of your shares will be the net asset value next calculated after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your dealer prior to the determination of net asset value of the Fund (generally 4:00 p.m. Eastern time). Any redemption request placed by a dealer after that time will be priced at the net asset value at the close of business on the next business day.

Securities dealers, including Merrill Lynch, may charge a fee to process a redemption of shares.

The Fund may reject an order to sell shares under certain circumstances.

Sell through the Transfer Agent	You may sell shares held at the Transfer Agent by writing to the Transfer Agent at the address on the inside back cover of this prospectus. All shareholders on the account must sign the letter. A signature guarantee will generally be required but may be waived in certain circumstances. You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings association, national securities exchange and registered securities association. A notary seal will not be acceptable. The Transfer Agent will normally mail redemption proceeds within seven days following receipt of a properly completed request. If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund or the Transfer Agent may delay mailing your proceeds. This delay will usually not exceed ten days.

Check with the Transfer Agent or your Merrill Lynch Financial Consultant for details.

You may also sell shares held at the Transfer Agent by telephone request if the amount being sold is less than $50,000 and if certain other conditions are met. Contact the Transfer at 1-800-221-7210 for details.

MERRILL LYNCH U.S. TREASURY MONEY FUND

[Graphic Excluded] Your Account

If You Want to	Your Choices	Information Important for You to Know

Sell Your Shares (continued)	Redemption by check	You may redeem shares by check in an amount not less than $500. You may request checks from the Transfer Agent. These checks can be made payable to any person, except that they may not be used to buy securities in transactions with Merrill Lynch. The person to whom the check is made payable may cash or deposit it like any check, drawn on any bank. You will continue to earn daily dividends until the day prior to the day check clears. You will be subject to the rules and regulations governing such checking accounts including the right of the Transfer Agent not to honor checks exceeding the value of your account. The Fund or the Transfer Agent may modify or terminate the redemption by check privilege on 30 days' notice.

Federal Funds Redemption	If you maintain an account directly with the Transfer Agent, you may arrange to have redemption proceeds of $5,000 or more wired in Federal Funds to a pre-designated bank account. The application designating the bank must be signature guaranteed. The redemption request may be made by telephone, wire or letter to the Transfer Agent. If your redemption request is made prior to the determination of net asset value of the Fund (generally 4:00 p.m. Eastern time), redemption proceeds will be wired to your pre-designated bank account on the next business day. If your account is not held directly with the Transfer Agent, you should contact your Financial Consultant.

Securities dealers, including Merrill Lynch, may charge a fee to process a Federal Funds redemption.

	Automatic Redemption	If you maintain other securities accounts with Merrill Lynch (other than margin accounts), Merrill Lynch may use its automatic redemption procedure to satisfy amounts you may owe either as a result of account fees and expenses or as a result of purchases or other transactions in those securities accounts. Unless you notify Merrill Lynch to the contrary, your securities account will be scanned each day prior to the determination of net asset value of the Fund (generally, 4:00 p.m. Eastern time) and, after application of any cash balances in the account, a sufficient number of Fund shares may be reduced to satisfy any amounts you may owe Merrill Lynch. Such redemption will be made the day before payment is due, and Merrill Lynch will receive redemption proceeds on the day following such redemption. Except under certain circumstances, you will receive all dividends declared and reinvested through the date of redemption.

Sell Shares Systematically	Participate in the Fund's Systematic Withdrawal Plan	If you maintain an account directly with the Transfer Agent, you can choose to receive systematic payments from your Fund account on a monthly or quarterly basis. Contact the Transfer Agent at the telephone number on the inside back cover of this prospectus for an application. If your account is not held directly with the Transfer Agent, you should contact your Financial Consultant.

MERRILL LYNCH U.S. TREASURY MONEY FUND

HOW SHARES ARE PRICED

Net Asset Value — the market value of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding.

When you buy shares, you pay the net asset value (normally $1.00 per share) without a sales charge. The "penny-rounding" method is used in calculating net asset value, meaning that the calculation is rounded to the nearest whole cent. This is the offering price. Shares are also redeemed at their net asset value. The Fund calculates its net asset value each day the New York Stock Exchange is open, as of the close of business on the Exchange, based on prices at the time of closing (generally, 4:00 p.m. Eastern time) or, on days when the New York Stock Exchange is closed but New York banks are open, at 4:00 p.m., Eastern time. The net asset value used in determining your share price is the one calculated after your purchase or redemption order becomes effective. Share purchase orders are effective on the date Federal Funds become available to the Fund.

DIVIDENDS AND TAXES

Dividends — ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Dividends of ordinary income are declared daily and reinvested monthly in the form of additional shares at net asset value. Shares purchased will begin accruing dividends on the day following the date of purchase. Dividends that are declared but unpaid will remain in the gross assets of the Fund and will therefore continue to earn income for the Fund's shareholders. Shareholders will receive statements monthly or quarterly as to such reinvestments. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption, except where they request a transaction that settles on a same-day basis. In that case, unless otherwise requested, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption. Dividends of capital gains, if any, will be paid to shareholders at least annually. It is expected that ordinary income will comprise most of the Fund's distributions.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Capital gain dividends are generally taxed at different rates than ordinary income dividends.

If the value of assets held by the Fund declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholders' accounts so as to

MERRILL LYNCH U.S. TREASURY MONEY FUND

12

[Graphic Excluded] Your Account

preserve a net asset value of $1.00 per share. After such a reduction, the basis of your eliminated shares would be added to the basis of your remaining Fund shares, and you could recognize a capital loss if you disposed of your shares at that time. Dividends, including those reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in your account has been reduced as described above.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, the Fund must withhold 31% of your dividends and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

MERRILL LYNCH U.S. TREASURY MONEY FUND

[Graphic Excluded] Management of the Fund

MERRILL LYNCH INVESTMENT MANAGERS

Merrill Lynch Investment Managers, the Fund's Manager, manages the Fund's investments and its business operations under the overall supervision of the Fund's Board of Trustees. The Manager has the responsibility for making all investment decisions for the Fund. The Fund pays the investment adviser a fee at the annual rate of 0.50% of the average daily net assets of the Fund.

Merrill Lynch Investment Managers was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. Merrill Lynch Investment Managers and its affiliates, including Fund Asset Management, had approximately $568 billion in investment company and other portfolio assets under management as of January 2001.

MERRILL LYNCH U.S. TREASURY MONEY FUND

[Graphic Excluded] Management of the Fund

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

	For the Year Ended November 30,

Increase (Decrease) in Net Asset Value:	2000	1999	1998	1997	1996

Per Share Operating Performance:

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment income — net	.0469	.0386	.0453	.0451	.0447

Realized and unrealized gain (loss) on investments — net	.0005	(.0002)	.0009	.0002	.0003

Total from investment operations	.0474	.0384	.0462	.0453	.0450

Less dividends and distributions:
Investment income — net	(.0469)	(.0386)	(.0453)	(.0451)	(.0447)
Realized gain on investments — net	(.0001)	(.0002)	(.0006)	(.0003)	(.0004)

Total dividends and distributions	(.0470)	(.0388)	(.0459)	(.0454)	(.0451)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return*	4.80%	3.93%	4.66%	4.65%	4.70%

Ratios to Average Net Assets:

Expenses, net of reimbursement	1.08%	.83%	.75%	.78%	.77%

Expenses	1.43%	1.18%	1.10%	1.13%	1.12%

Investment income and realized gain on investments — net	4.68%	3.90%	4.60%	4.57%	4.55%

Supplemental Data:

Net assets, end of year (in thousands)	$34,264	$42,241	$46,108	$49,742	$47,945

* The Fund's Manager waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.

MERRILL LYNCH U.S. TREASURY MONEY FUND

15

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MERRILL LYNCH U.S. TREASURY MONEY FUND

16

                                    POTENTIAL
                                    INVESTORS

                          Open an account (two options).
                                        |
          ______________________________|____________________
          |                                                 |
          1                                                 2
         \|/                                               \|/

     MERRILL LYNCH                                     TRANSFER AGENT
  FINANCIAL CONSULTANT                           Financial Data Services, Inc.
  or SECURITIES DEALER
                                                   ADMINISTRATIVE OFFICES
                                                  4800 Deer Lake Drive East
Advises shareholders on                        Jacksonville, Florida 32246-6484
their Fund investments.
                                                      MAILING ADDRESS
         /|\                                           P.O. Box 45290
          |                                    Jacksonville, Florida 32232-5290
          |
          |                                       Performs recordkeeping and
          |                                           reporting services.
          |
          |
          |                                                        /|\
          |                                                         |
          |                                                         |
          |                        DISTRIBUTOR                      |
          |                   FAM Distributors, Inc.                |
          |___\                   P.O. Box 9081                  /__|
              /         Princeton, New Jersey 08543-9081         \

                     Arranges for the sale of Fund shares.
                                     |
                                     |
                                    \|/

       COUNSEL                    THE FUND                 CUSTODIAN
   Brown & Wood, LLP   __\ The Board of Trustees  /__ The Bank of New York
One World Trade Center   /    oversees the Fund.  \    100 Church Street
  New York, New York                                       12th Floor
     10048-0557                /|\  /|\  /|\          New York, New York 10286
                                |    |    |
Provides legal advice           |    |    |
     to the Fund.               |    |    |         Holds the Fund's assets
                                |    |    |              for safekeeping.
                                |    |    |
                                |    |    |
                                |    |    |
       INDEPENDENT AUDITORS_____|    |    |_____             MANAGER
      Deloitte & Touche LLP          |      Merrill Lynch Investment Managers, L.P.
   Princeton Forrestal Village       |
    116-300 Village Boulevard        |              ADMINISTRATIVE OFFICES
Princeton, New Jersey 08540-6400     |              800 Scudders Mill Road
                                     |           Plainsboro, New Jersey 08536
                                     |
      Audits the financial           |                MAILING ADDRESS
statements of the Fund on behalf of  |                 P.O. Box 9011
        the shareholders.            |          Princeton, New Jersey 08543-9011
                                     |
                              FUND ACCOUNTING         TELEPHONE NUMBER
                            AND ADMINISTRATIVE          1-800-221-7210
                                 SERVICES
                             State Street Bank        Manages the Fund's
                             and Trust Company      day-to-day activities.
                           500 College Road East
                       Princeton, New Jersey 08540

               Provides certain mutual fund accounting
                    and administrative services.

                           MERRILL LYNCH U.S. TREASURY MONEY FUND

For More Information [Graphic Excluded]

Shareholder Reports

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-800- MER-FUND.

The Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account, call your Merrill Lynch Financial Consultant or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Consultant or the Transfer Agent at 1-800-221-7210.

Statement of Additional Information

The Fund's Statement of Additional Information contains further information about the Fund and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Fund at Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290 or by calling 1-800-MER-FUND.

Contact your Merrill Lynch Financial Consultant or the Fund, at the telephone number or address on the inside back cover of this Prospectus, if you have any questions.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from the information contained in this Prospectus.

Investment Company Act file #811-6211
Code #11624-0301
©Merrill Lynch Investment Managers, L.P.

[MERRILL LYNCH LOGO]

Prospectus

Merrill Lynch U.S. Treasury Money Fund

March 6, 2001

STATEMENT OF ADDITIONAL INFORMATION

Merrill Lynch U.S. Treasury Money Fund

P.O. Box 9011, Princeton, New Jersey 08543-9011 • Phone No. (609) 282-2800

Merrill Lynch U.S. Treasury Money Fund (the "Fund") is a no-load, diversified, open-end investment company that seeks preservation of capital, liquidity and current income through investment exclusively in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury. For purposes of its investment policies, the Fund defines short-term marketable securities that are direct obligations of the U.S. Treasury as any U.S. Treasury obligations that have a maturity of no more than 762 days (25 months). The Fund pays Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") a distribution fee for providing certain services in connection with the distribution of Fund shares. See "Purchase of Shares." There can be no assurance that the investment objective of the Fund will be realized. For more information on the Fund's investment objective and policies, see "Investment Objective and Policies."

This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated March 6, 2001 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling 1-800-221-7210 or by writing the Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. The Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 2000 annual report to shareholders. You may request a copy of the annual report at no charge by calling 1-800-637-3863 between 8:00 a.m. and 8:00 p.m. Eastern time on any business day.

Merrill Lynch Investment Managers — Manager

FAM Distributors, Inc. — Distributor

The date of this Statement of Additional Information is March 6, 2001.

INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Fund is to seek preservation of capital, liquidity and current income through investment exclusively in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury. The investment objective is a fundamental policy of the Fund that may not be changed without a vote of the majority of the outstanding shares of the Fund. Reference is made to "How the Fund Invests" and "Investment Risks" in the Prospectus. The Fund is classified as a diversified fund under the Investment Company Act of 1940, as amended (the "Investment Company Act").

     Preservation of capital is a prime investment objective of the Fund, and the direct U.S. Treasury obligations in which it will invest are generally considered to have the lowest principal risk among money market securities. Historically, direct U.S. Treasury obligations have generally had lower rates of return than other potentially more risky money market securities.

     For purposes of its investment objective, the Fund defines short-term marketable securities that are direct obligations of the U.S. Treasury as any U.S. Treasury obligations that have maturities of no more than 762 days (25 months). The dollar weighted average maturity of the Fund's portfolio will not exceed 90 days. During the fiscal year ended November 30, 2000, the average maturity of its portfolio ranged from 40 days to 73 days.

     Investment in Fund shares offers several potential benefits. The Fund seeks to provide as high a yield potential, consistent with preservation of capital, as is available through investment in short-term U.S. Treasury obligations, by utilizing professional money market management and block purchases of securities and yield improvement techniques. It is expected to provide liquidity because of its redemption features and seeks the reduced risk that generally results from diversification of assets. The shareholder is also relieved from the administrative burdens associated with direct investment in U.S. Treasury securities, such as coordinating maturities and reinvestments, and making numerous buy-sell decisions. There can be no assurance that the investment objective of the Fund will be realized. Certain expenses are borne by investors, including advisory and management fees, administrative costs and operational costs.

     In managing the Fund, Merrill Lynch Investment Managers, L.P. (the "Manager" or "MLIM") will employ a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based on its assessment of the relative values of the various securities and future interest rate patterns. These assessments will respond to changing economic and money market conditions and to shifts in fiscal and monetary policy.

     When-Issued Securities and Delayed Delivery Securities. The Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. The Fund may also purchase or sell securities on a delayed delivery basis. These transactions involve the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. The Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions. When the Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

     Forward Commitments. The Fund may purchase or sell portfolio securities on a forward commitment basis at fixed purchase terms. The purchase or sale will be recorded on the date the Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Fund's net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Fund will be established with its custodian consisting of cash or U.S. Treasury securities having a market value at all times at least equal to the amount of the forward purchase commitment. Although the Fund generally will enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.

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     There can be no assurance that a security purchased on a when-issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Fund's purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

     Investment Restrictions. The Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Fund may not:

     (1) purchase any securities other than direct obligations of the U.S. Treasury that have maturities of more than 762 days (25 months);
     (2) act as an underwriter of securities issued by other persons;
     (3) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities;
     (4) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;
     (5) make loans to other persons, provided that the Fund may purchase short-term marketable securities that are direct obligations of the U.S. Treasury;
     (6) borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes [Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income];
     (7) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in (6) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's net assets, taken at market value;
     (8) purchase or sell real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein);
     (9) purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act;
     (10) issue senior securities to the extent such issuance would violate applicable law; and
     (11) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Treasury securities).

     Subject to the supervision of the Board of Trustees, the Manager is responsible for the actual management of the Fund's portfolio and constantly reviews the Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all of the office space, facilities, equipment and necessary personnel for portfolio management of the Fund.

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MANAGEMENT OF THE FUND

Trustees and Officers

     The Board of Trustees of the Fund consists of 5 individuals, 4 of whom are not "interested persons" of the Fund as defined in the Investment Company Act (the "non-interested Trustees"). The Trustees are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

     Information about the Trustees, executive officers and the portfolio manager of the Fund, including their ages and their principal occupations for at least the last five years, is set forth below. Unless otherwise noted, the address of each Trustee, executive officer and the portfolio manager is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     TERRY K. GLENN (60) — President and Trustee(1)(2) — Executive Vice President of the Manager and its affiliate, Fund Asset Management, L.P. ("FAM") (which terms as used herein include their corporate predecessors) since 1983; Executive Vice President and Director of Princeton Services, Inc. ("Princeton Services") since 1993; President of FAM Distributors, Inc. ("FAMD") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

     M. COLYER CRUM (68) — Trustee(2)(3) — 104 Westcliff Road, Weston, Massachusetts 02493-1410. Currently James R. Williston Professor of Investment Management Emeritus, Harvard Business School; James R. Williston Professor of Investment Management, Harvard Business School from 1971 to 1996; Director of Cambridge Bancorp.

     LAURIE SIMON HODRICK (38) — Trustee(2)(3) — 809 Uris Hall, 3022 Broadway, New York, New York 10027. Professor of Finance and Economics, Graduate School of Business, Columbia University since 1998; Associate Professor of Finance and Economics, Graduate School of Business, Columbia University from 1996 to 1998; Associate Professor of Finance, J.L. Kellogg Graduate School of Management, Northwestern University from 1992 to 1996.

     J. THOMAS TOUCHTON (62) — Trustee(2)(3) — Suite 3405, One Tampa City Center, 201 North Franklin Street, Tampa, Florida 33062. Managing Partner of The Witt-Touchton Company and its predecessor, The Witt Co. (a private investment partnership), since 1972; Trustee Emeritus of Washington and Lee University; Director of TECO Energy, Inc. (an electric utility holding company).

     FRED G. WEISS (59) — Trustee(2)(3) — 16450 Maddalena Place, Delray Beach, Florida 33446. Managing Director of FGW Associates since 1997; Vice President, Planning Investment, and Development of Warner Lambert Co. from 1979 to 1997; Director of Watson Pharmaceutical, Inc. (a pharmaceutical company) since 2000; Director of the Michael J. Fox Foundation for Parkinson's Research.

     KEVIN J. MCKENNA (44) — Senior Vice President(1)(2) — First Vice President of the Manager since 1997; Vice President of the Manager from 1985 to 1997.

     DONALD C. BURKE (40) — Vice President and Treasurer(1)(2) — First Vice President of the Manager and FAM since 2000 and Treasurer thereof since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of FAMD since 1999; Senior Vice President of the Manager and FAM from 1999 to 2000; First Vice President of the Manager from 1997 to 1999; Vice President of the Manager from 1990 to 1997; Director of Taxation of the Manager since 1990.

     DONALDO S. BENITO (54) — Vice President and Portfolio Manager(1)(2) — Vice President of the Manager since 1985.

     P. MICHAEL WALSH (32) — Vice President(1)(2) — Vice President of the Manager and FAM since 1991.

     PHILIP S. GILLESPIE (36) — Secretary(1)(2) — Attorney associated with the Manager and FAM since 1998; Assistant General Counsel of Chancellor LGT Asset Management, Inc. from 1997 to 1998; Senior Counsel and Attorney in the Division of Investment Management and the Office of General Counsel at the U.S. Securities and Exchange Commission from 1993 to 1997.

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(1)	Interested person, as defined in the Investment Company Act, of the Fund.
(2)	Such Trustee or officer is a director, trustee or officer of certain other investment companies for which the MLAM or FAM acts as the investment adviser or manager.
(3)	Members of the Fund's Audit Committee, which is responsible for the selection of the independent auditors and the selection of non-interested Trustees.

     As of February 1, 2001 the Trustees and officers of the Fund as a group (10 persons) owned an aggregate of less than 1% of the outstanding shares of the Fund. At such date, Mr. Glenn, a Trustee and officer of the Fund, and the other officers of the Fund owned an aggregate of less than 1% of the outstanding shares of Common Stock of ML & Co.

Compensation of Trustees

     The Fund pays each non-interested Trustee a fee of $3,000 per year plus $500 per Board meeting attended. The Fund also compensates each member of the Audit and Nominating Committee (the "Committee"), which consists of the non-interested Trustees, at a rate of $2,000 per year plus $500 per meeting attended. The Fund pays the Chairman of the Committee an additional fee of $1,000 per year. The Fund reimburses each non-interested Trustee for his out-of-pocket expenses relating to attendance at Board and Committee meetings.

     The following table shows the compensation earned by the non-interested Trustees for the fiscal year ended November 30, 2000 and also the aggregate compensation paid to them from all registered investment companies advised by Manager and its affiliate, FAM ("MLIM/FAM-advised funds"), for the calendar year ended December 31, 2000.

Name	Position with Fund	Compensation from Fund(2)	Pension or Retirement Benefits Accrued as Part of Fund Expense	Estimated Annual Benefits upon Retirement	Aggregate Compensation from Fund and Other MLIM/FAM- Advised Funds(1)
M. Colyer Crum	Trustee	$13,000	None	None	$170,142
Laurie Simon Hodrick	Trustee	$11,500	None	None	$156,892
J. Thomas Touchton	Trustee	$11,500	None	None	$168,350
Fred G. Weiss	Trustee	$11,500	None	None	$156,892

(1)	The Trustees serve on the boards of MLIM/FAM-advised funds as follows: Mr. Crum (26 registered investment companies consisting of 52 portfolios); Ms. Hodrick (26 registered investment companies consisting of 52 portfolios); Mr. Touchton (26 registered investment companies consisting of 52 portfolios); and Mr. Weiss (26 registered investment companies consisting of 52 portfolios).
(2)	For the fiscal year ended November 30, 2000. As of October 30, 2000, Trustee Compensation was adjusted to the amounts set forth in the paragraph under "Compensation of Trustees" and will therefore aggregate $9,000 per year.

Trustees of the Fund may purchase shares of the Fund at net asset value.

Management and Advisory Arrangements

     Management Services. The Manager provides the Fund with investment advisory and management services. Subject to the supervision of the Board of Trustees, the Manager is responsible for the actual management of the Fund's portfolio and constantly reviews the Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Fund.

     Securities held by the Fund also may be held by, or be appropriate investments for, other funds or clients (collectively referred to as "clients") for which the Manager or FAM acts as an adviser or by investment advisory clients of the Manager. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Fund or other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and

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clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or its subsidiary during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Management Fee. The Fund has entered into a management agreement with the Manager (the "Management Agreement"), pursuant to which the Manager receives for its services to the Fund monthly compensation at the annual rate of 0.50% of the average daily net assets of the Fund. The table below sets forth information about the total management fees payable by the Fund to the Manager for the periods indicated.

Fiscal Year Ended November 30,	Management Fee(1)
2000	$206,023
1999	$264,197
1998	$253,898

(1)	The Manager voluntarily waived fees of $176,379 for the fiscal year ended November 30, 1998, $184,938 for the fiscal year ended November 30, 1999 and $144,216 for the fiscal year ended November 30, 2000. For the fiscal year ended November 30, 1998, the Manager also voluntarily waived $1,349, representing reimbursement of additional expenses. The fees listed are not adjusted to reflect these waivers because the Manager may cease such waivers at any time without notice.

     Payment of Fund Expenses. The Management Agreement obligates the Manager to provide management services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the fees of all Trustees of the Fund who are affiliated persons of ML & Co. or any of its affiliates. The Fund pays all other expenses incurred in the operation of the Fund, including among other things: taxes, expenses for legal and auditing services, costs of preparing, printing and mailing proxies, stock certificates, shareholder reports, prospectuses and statements of additional information, except to the extent paid by the Distributor; charges of the custodian and the transfer agent; expenses of redemption of shares; Commission fees; expenses of registering the shares under Federal and state securities laws; fees and expenses of unaffiliated Trustees; accounting and pricing costs (including the daily calculations of net asset value); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses properly payable by the Fund. Accounting services are provided for the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Fund will pay the costs of these services. In addition, the Fund will reimburse the Manager for certain additional accounting services. For the fiscal years ended November 30, 1998, 1999 and 2000, the Manager provided accounting services to the Fund at its cost in connection with such services and the Fund reimbursed the Manager $30,449, $40,218 and $94,511, respectively, for such services.

     Organization of the Manager. The Manager is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Manager as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

     Duration and Termination. Unless earlier terminated as described herein, the Management Agreement will continue in effect from year to year if approved annually (a) by the Board of Trustees of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contracts are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by vote of the shareholders of the Fund.

     Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Fund's Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $15.00 per shareholder account and is entitled to reimbursement for out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement.

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Additionally, a $.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

Code of Ethics

     The Board of Trustees of the Fund has approved a Code of Ethics under Rule 17j-1 of the Investment Company Act that covers the Fund, its Manager and its Distributor. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Fund.

PURCHASE OF SHARES

     Reference is made to "How to Buy, Sell and Transfer Shares" in the Prospectus.

     The Fund is offering its shares without a sales charge at a public price equal to the net asset value (normally $1.00 per share) next determined after a purchase order becomes effective. Share purchase orders are effective on the date Federal Funds become available to the Fund. If Federal Funds are available to the Fund prior to the determination of net asset value (generally 4:00 p.m., Eastern time) on any business day, the order will be effective on that day. Shares purchased will begin accruing dividends on the day following the date of purchase. Any order may be rejected by the Fund or the Distributor.

     The minimum initial purchase is $5,000 and the minimum subsequent purchase is $1,000, except that lower minimums apply in the case of purchases made under certain retirement plans. The Fund may, at its discretion, establish reduced minimum initial and subsequent purchase requirements with respect to various types of accounts. For pension, profit sharing, individual retirement and certain other retirement plans, including self-directed retirement plans for which Merrill Lynch acts as passive custodian and the various retirement plans available from the Distributor, the minimum initial purchase is $100 and the minimum subsequent purchase is $1. The minimum initial or subsequent purchase requirements may be waived for certain employer sponsored retirement or savings plans, such as tax qualified retirement plans within the meaning of Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), deferred compensation plans within the meaning of Section 403(b) and Section 457 of the Code, other deferred compensation arrangements, Voluntary Employee Benefits Association plans, and non-qualified After Tax Savings and Investment programs, maintained on the Merrill Lynch Group Employee Services system. For accounts advised by banks and registered investment advisers, the minimum initial purchase is $300 and the minimum subsequent purchase is $100.

     The Distributor acts as the distributor in the continuous offering of the Fund's shares. Shares may be purchased directly from the Distributor or from other securities dealers, including Merrill Lynch, with whom the Distributor has entered into a selected dealer agreement. Securities dealers may charge investors a fee in connection with such transactions.

     The Fund's distribution agreement with the Distributor is renewable annually, and may be terminated on 60 days' written notice by either party. Under such agreement, after the prospectuses, statements of additional information and periodic reports have been prepared and set in type, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also will pay for other supplementary sales literature.

     It is the Fund's policy to be as fully invested as reasonably practicable at all times to maximize the yield on the Fund's portfolio. The money markets in which the Fund will purchase and sell portfolio securities normally require immediate settlement of transactions in Federal Funds. Federal Funds are a commercial bank's deposits in a Federal Reserve Bank and can be transferred from one member bank's account to that of another member bank on the same day and thus are considered to be immediately

7

available funds. Orders for the purchase of Fund shares shall become effective on the day Federal Funds become available to the Fund and the shares being purchased will be issued at the net asset value per share next determined. If Federal Funds are available to the Fund prior to the determination of net asset value (generally 4:00 p.m., New York time) on any business day, the order will be effective on that day.

Methods of Payment

     Payment Through Securities Dealers. Investment in the Fund may be made through securities dealers, including Merrill Lynch, who have entered into selected dealer agreements with the Distributor. In such a case, the dealer will transmit payment to the Fund on behalf of the investor and will supply the Fund with the required account information. Generally, purchase orders placed through Merrill Lynch will be made effective on the day the order is placed. Merrill Lynch has an order procedure pursuant to which investors can have the proceeds from the sale of listed securities invested in shares of the Fund on the day investors receive such proceeds in their Merrill Lynch securities accounts. Investors with free cash credit balances (i.e., immediately available funds) in securities accounts of Merrill Lynch will not have their funds invested in the Fund until the day after the order is placed with Merrill Lynch and will not receive the daily dividend which would have been received had their funds been invested in the Fund on the day the order was placed with Merrill Lynch.

     Payment by Wire. Shareholders with accounts maintained directly with the Transfer Agent may invest in the Fund through the transmittal of Federal Funds by wire to the Transfer Agent. The Fund will not be responsible for delays in the wiring system. To purchase shares by wiring Federal Funds, payment should be wired to First Union National Bank of Florida. Shareholders should give their financial institutions the following wiring instructions: ABA #063000021, DDA #2112600061186, Financial Data Services, Inc. The wire should be identified as a payment to Merrill Lynch U.S. Treasury Money Fund and should include the shareholder's name and account number. Failure to submit the required information may delay investment. Investors are urged to make payment by wire in Federal Funds. Shareholders with accounts not maintained directly with the Transfer Agent should contact their Financial Consultant.

     Payment to the Transfer Agent. Purchase orders for which remittance is to be made by check may be submitted directly by mail or otherwise to the Transfer Agent. Purchase orders by mail should be sent to Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Purchase orders which are sent by hand should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Investors opening a new account must enclose a completed Purchase Application. Existing shareholders should enclose the detachable stub from a monthly account statement that they have received. Checks should be made payable to the Distributor. Certified checks are not necessary, but checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Payments for the accounts of corporations, foundations and other organizations may not be made by third party checks.

Distribution Plan

     The Fund has adopted an Amended and Restated Shareholder Servicing Plan and Agreement (the "Plan") in compliance with Rule 12b-1 under the Investment Company Act pursuant to which the Fund is authorized to pay Merrill Lynch a fee at the annual rate of 0.125% of the average daily net asset value of Fund accounts maintained through Merrill Lynch. The Plan reimburses Merrill Lynch only for actual expenses incurred in the fiscal year in which the fee is paid. The fee is principally to provide compensation to Merrill Lynch Financial Consultants and other Merrill Lynch personnel for providing direct personal services to shareholders of the Fund. The distribution fee is not compensation for the administrative and operational services rendered to shareholders by Merrill Lynch, which are covered by the Management Agreement between the Fund and the Manager (see "Management of the Fund — Management and Advisory Arrangements").

     The Trustees believe that the Fund's expenditures under the Plan benefit the Fund and its shareholders by providing better shareholder services and by facilitating the sale and distribution of Fund shares. For the fiscal year ended November 30, 2000, $43,864 was paid to Merrill Lynch pursuant to the Plan (based on average daily net assets of approximately $41.2 million). All of such amounts were

8

allocated to Merrill Lynch Financial Consultants, other Merrill Lynch personnel and related administrative costs.

     Among other things, the Plan provides that Merrill Lynch shall provide and the Trustees of the Fund shall review quarterly reports of the distribution expenditures made by Merrill Lynch pursuant to the Plan. In their consideration of the Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Plan to the Fund and its shareholders. The Plan further provides that, so long as the Plan remains in effect, the selection and nomination of Trustees of the Fund who are not "interested persons" of the Fund as defined in the Investment Company Act (the "Independent Trustees") shall be committed to the discretion of the Independent Trustees then in office. The Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding voting securities of the Fund. Finally, the Plan cannot be amended to increase materially the amount to be spent by the Fund thereunder without shareholder approval, and all material amendments are required to be approved by vote of the Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose.

REDEMPTION OF SHARES

     Reference is made to "How to Buy, Sell and Transfer Shares" in the Prospectus.

     The Fund is required to redeem for cash all full and fractional shares of the Fund. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described in accordance with one of the procedures set forth below. If such notice is received by the Transfer Agent prior to the determination of net asset value on that day (generally 4:00 p.m., Eastern time), the redemption will be effective on such day. If the notice is received after the determination of net asset value has been made, the redemption will be effective on the next business day [and payment will be made on the second business day thereafter.] If notice of a redemption of shares held in connection with Blueprint is received by Merrill Lynch prior to the Fund's determination of net asset value, it will be effective on the business day following receipt of the redemption request. If the notice is received after the determination of net asset value has been made, the redemption will be effective on the second business day thereafter.

     At various times, the Fund may be requested to redeem shares for which good payment has not yet been received, e.g., cash, Federal Funds or a certified check drawn on a U.S. bank. The Fund may delay, or cause to be delayed, the payment of redemption proceeds until such time as good payment has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days. In addition, the Fund reserves the right not to honor redemption checks or requests for Federal Funds redemptions where the shares to be redeemed have been purchased by check within 10 days prior to the date the redemption request is received by the Transfer Agent.

     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for a period of up to seven days. Suspensions of more than seven days may not be made except (1) for any period (A) during which the New York Stock Exchange (the "NYSE") is closed other than customary weekend and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the Fund of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders of the Fund. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency shall be deemed to exist within the meaning of clause (2) above.

     The total value of the shareholder's investment in the Fund at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Fund at such time and income earned.

9

Methods of Redemption

     Set forth below is information as to the five methods pursuant to which shareholders may redeem shares. In certain instances, the Transfer Agent may require additional documents in connection with redemptions.

     Redemption by Check. Shareholders may redeem shares by check in an amount not less than $500. At the shareholder's request, the Transfer Agent will provide the shareholder with checks. These checks drawn on the custody account can be made payable to the order of any person in any amount not less than $500; however, these checks may not be used to purchase securities in transactions with Merrill Lynch. The payee of the check may cash or deposit it like any check drawn on a bank. When such a check is presented to the Transfer Agent for payment, the Transfer Agent will present the check to the Fund as authority to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue earning daily dividends until the day prior to the day the check is cleared. Canceled checks will be returned to the shareholder by the Transfer Agent upon request.

     Shareholders will be subject to the Transfer Agent's rules and regulations governing such checking accounts, including the right of the Transfer Agent not to honor checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment. The Fund or the Transfer Agent may modify or terminate the redemption by check privilege at any time on 30 days' notice to participating shareholders. In order to be eligible for the redemption by check privilege, purchasers should check the box under the caption "Check Redemption Privilege" in the Purchase Application. The Transfer Agent will then send checks to the shareholders.

     Federal Funds Redemption. Shareholders with accounts maintained directly with the Transfer Agent, also may arrange to have redemption proceeds of $5,000 or more wired in Federal Funds to a pre-designated bank account. In order to be eligible for Federal Funds redemption, the shareholder must designate on his or her Purchase Application the domestic commercial bank and account number to receive the proceeds of his or her redemption and must have his or her signature on the Purchase Application signature guaranteed. The redemption request for Federal Funds redemption may be made by telephone, wire or letter (no signature guarantee required) to the Transfer Agent and, if received before the determination of net asset value of the Fund on any business day (generally 4:00 p.m., Eastern time), the redemption proceeds will be wired to the investor's pre-designated bank account on the next business day. Shareholders may effect Federal Funds redemptions by telephoning the Transfer Agent toll-free at 1-800-221-7210. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, the Fund may be liable for any losses due to fraudulent or unauthorized instructions. Among other things, redemption proceeds may only be wired into the bank account designated on the Purchase Application. The investor must independently verify this information at the time the redemption request is made. Shareholders with accounts not maintained directly with the Transfer Agent should contact their Financial Consultant. Securities dealers including Merrill Lynch may charge a fee to process a Federal Funds redemption.

     Repurchase Through Securities Dealers. The Fund will repurchase shares through securities dealers. The Fund normally will accept orders to repurchase shares by wire or telephone from dealers for customers at the net asset value next computed after receipt of the order from the dealer, provided that such request for repurchase is received from the dealer prior to the determination of net asset value of the Fund (generally 4:00 p.m., Eastern time) on any business day. These repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Fund; however, dealers may impose a charge on the shareholder for transmitting the notice of repurchase to the Fund. The Fund reserves the right to reject any order for repurchase through a securities dealer, but it may not reject properly submitted requests for redemption as described below. The Fund will promptly notify any shareholder of any rejection of a repurchase with respect to his or her shares. For shareholders repurchasing through their securities dealer, payment will be made by the Transfer Agent to the dealer.

     Regular Redemption. Shareholders with accounts maintained directly with the Transfer Agent, may redeem shares by submitting a written notice by mail directly to the Transfer Agent, Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Redemption requests which are sent by

10

hand should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Redemption requests should not be sent to the Fund. The notice requires the signatures of all persons in whose name the shares are registered, signed exactly as their names appear on the Transfer Agent's register. The signature(s) on the redemption request may require a guarantee by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended, and the existence and validity of it may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met: (i) all requests require the signature(s) of all persons whose name(s) shares are recorded on the Transfer Agent's register; (ii) all checks must be mailed to the stencil address of record on the Transfer Agent's register and (iii) the stencil address must not have changed within 30 days. Certain rules may apply regarding certain account types such as but not limited to UGMA/UTMA accounts, Joint Tenancies With Rights of Survivorship, contra broker transactions, and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption.

     A shareholder may also redeem shares held with the Transfer Agent by telephone request. To request a redemption from your account, call the Transfer Agent at 1-800-221-7210. The request must be for an amount less than $50,000.00 and be from the shareholder of record. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained.

     Telephone redemption requests will not be honored in the following situations: the accountholder is deceased, the proceeds are to be sent to someone other than the shareholder of record, a systematic withdrawal plan is in effect, request is by an individual other than the accountholder of record, funds are to be wired to the client's bank account, joint tenants are divorced, the address has changed within the last 30 days or share certificates have been issued on the account. The shares being redeemed must have been held for at least 15 days.

     Since this account feature involves a risk of loss from unauthorized or fraudulent transactions, the Transfer Agent will take certain precautions to protect your account from fraud. Telephone redemption may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. The Fund or the Transfer Agent may temporarily suspend telephone transactions at any time.

     Automatic Redemption. Merrill Lynch has instituted an automatic redemption procedure applicable to shareholders of the Fund who maintain securities accounts with Merrill Lynch. This procedure, which is not applicable to margin accounts, may be utilized by Merrill Lynch to satisfy amounts due it by the shareholder as a result of account fees and expenses owed to Merrill Lynch or one of its affiliates or as a result of purchases of securities or other transactions in the shareholder's securities account. Under this procedure, unless the shareholder notifies Merrill Lynch to the contrary, the shareholder's Merrill Lynch securities account will be scanned each business day prior to the determination of net asset value of the Fund (generally 4:00 p.m., Eastern time); after application of any cash balances in the account, a sufficient number of Fund shares may be redeemed at net asset value, as determined that day, to satisfy any amounts for which the shareholder is obligated to make payment to Merrill Lynch. Redemptions will be effected on the business day preceding the date the shareholder is obligated to make such payment, and Merrill Lynch will receive the redemption proceeds on the day following the redemption date. Shareholders will receive all dividends declared and reinvested through the date of redemption.

     Unless otherwise requested, in those instances where shareholders request transactions that settle on a "same-day" basis (such as Federal Funds wire redemptions, branch office checks, transfers to other Merrill Lynch accounts and certain securities transactions) the Fund shares necessary to effect such transactions will be deemed to have been transferred to Merrill Lynch prior to the Fund's declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption.

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     In the event that a shareholder account held directly with the Transfer Agent contains a fractional share balance, such fractional share balance will be automatically redeemed by the Fund.

     Because of the high cost of maintaining smaller accounts, the Fund may redeem shares in your account if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.

DETERMINATION OF NET ASSET VALUE

     The net asset value of the Fund is determined by the Manager once daily, immediately after the daily declaration of dividends, on each business day during which the NYSE or New York banks are open for business. Such determination is made as of the close of business on the NYSE (generally 4:00 p.m., Eastern time) or, on days when the NYSE is closed but New York banks are open, at 4:00 p.m., Eastern time, based on prices available at such time. As a result of this procedure, the net asset value is determined each day except for days on which both the NYSE and New York banks are closed. Both the NYSE and New York banks are closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is determined under the "penny-rounding" method by adding the value of all securities and other assets in the portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent.

     The Fund values its portfolio securities with remaining maturities of 60 days or less on an amortized cost basis and values its securities with remaining maturities of greater than 60 days for which market quotations are readily available at market value. Other securities held by the Fund are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

     In accordance with the Commission rule applicable to the valuation of its portfolio securities, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will purchase U.S. Treasury obligations that may have maturities of not more than 762 days (25 months). The Fund will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Fund's net asset value as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated on a "penny-rounded" basis will be reported to the Trustees by the Manager. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the reduction of the number of outstanding shares of the Fund by having each shareholder proportionately contribute shares to the Fund's capital; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant penny-rounded net asset value of $1.00 per share, the shareholders will contribute proportionately to the Fund's capital. Each shareholder will be deemed to have agreed to such contribution by his or her investment in the Fund.

     Since the net income of the Fund (including realized gains and losses on the portfolio securities) is determined and declared as a dividend immediately prior to each time the net asset value of the Fund is determined, the net asset value per share of the Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in his or her account and any decrease in the value of a shareholder's investment may be reflected by a decrease in the number of shares in his or her account. See "Dividends and Taxes."

YIELD INFORMATION

     The Fund computes its annualized yield in accordance with regulations adopted by the Commission by determining the net change in value, exclusive of capital changes and income other than investment

12

income, for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical shareholder account charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the result by 365 and then dividing by seven. This yield calculation does not take into consideration any realized or unrealized gains or losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return, which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. This compounded yield calculation also excludes realized and unrealized gains or losses on portfolio securities.

     The yield on the Fund's shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on the Fund's portfolio securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. The yield on Fund shares for various reasons may not be comparable to the yield on bank deposits, shares of other money market funds or other investments.

Seven-Day Period Ended November 30, 2000
Excluding gains and losses	5.02%

     On occasion, the Fund may compare its yield to (1) the Donoghue's Domestic Prime Funds Average, an average compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (2) the average yield reported by the Bank Rate Monitor National IndexTM for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (3) yield data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine, or (4) the yield on an investment in 91-day Treasury bills on a rolling basis, assuming quarterly compounding. As with yield quotations, yield comparisons should not be considered indicative of the Fund's yield or relative performance for any future period.

     The Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objective. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Fund's portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund's performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or a hypothetical or model portfolio. The Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

PORTFOLIO TRANSACTIONS

     The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Trustees of the Fund, the Manager is primarily responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Fund's policy of investing in securities with short maturities will result in high portfolio turnover.

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     The securities in which the Fund invests are traded in the over-the-counter ("OTC") market. Where possible, the Fund will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own accounts. On occasion, securities may be purchased directly from the U.S. Treasury. The Treasury securities in which the Fund invests are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Fund primarily will consist of dealer spreads. Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as principals in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since OTC transactions are usually principal transactions, affiliated persons of the Fund, including Merrill Lynch Government Securities, Inc. ("GSI") and Merrill Lynch, may not serve as the Fund's dealer in connection with such transactions except pursuant to the exemptive order described below. However, an affiliated person of the Fund may serve as its broker in OTC transactions conducted on an agency basis.

     The Commission has issued an exemptive order permitting the Fund to conduct principal transactions with GSI in U.S. Government securities. This order contains a number of conditions, including conditions designed to ensure that the price to the Fund from GSI is equal to or better than that available from other sources. GSI has informed the Fund that it will in no way, at any time, attempt to influence or control the activities of the Fund or the Manager in placing such principal transactions. The exemptive order allows GSI to receive a dealer spread on any transaction with the Fund no greater than its customary dealer spread from transactions of the type involved. Generally, such spreads do not exceed 0.25% of the principal amount of the securities involved.

     The number and dollar volume of transactions engaged in by the Fund are set forth in the following table:

Fiscal Year Ended November 30,	Number	Dollar Volume
2000	10	$9,280,767
1999	0	$ 0
1998	1	$ 406,219

     The Trustees of the Fund have considered the possibilities of recapturing for the benefit of the Fund expenses of possible portfolio transactions, such as dealer spreads and underwriting commissions, by conducting such portfolio transactions through affiliated entities, including GSI and Merrill Lynch. For example, dealer spreads received by GSI or its subsidiary on transactions conducted pursuant to the exemptive order described above could be offset against the management fee payable by the Fund to the Manager. After considering all factors deemed relevant, the Board of Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time. The Manager has arranged by the Fund's custodian to receive any tender offer solicitation fees on behalf of the Fund payable with respect to portfolio securities of the Fund.

     The Fund does not expect to use one particular dealer, but, subject to obtaining the best price and execution, dealers who provide supplemental investment research (such as economic data and market forecasts) to the Manager may receive orders for transactions of the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under the Management Agreement and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information.

SHAREHOLDER SERVICES

     The Fund offers a number of shareholder services described below that are designed to facilitate investment in shares of the Fund. Full details as to each of such services and copies of the various plans and instructions as to how to participate in the various services or plans, or how to change options with respect thereto, can be obtained from the Fund, by calling the telephone number on the cover page hereof, or from the Distributor or Merrill Lynch.

14

Investment Account

     Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive from the Transfer Agent a monthly report showing the activity in his or her account for the month. A shareholder may make additions to his or her Investment Account at any time by purchasing shares at the applicable public offering price either through his or her securities dealer, by wire or by mail directly to the Transfer Agent. A shareholder may ascertain the number of shares in his or her Investment Account by telephoning the Transfer Agent toll-free at 800-221-7210. The Transfer Agent will furnish this information only after the shareholder has specified the name, address, account number and social security number of the registered owner or owners. Shareholders also may maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name may be opened at the Transfer Agent. Shareholders considering transferring a tax-deferred retirement account such as an IRA from Merrill Lynch to another securities dealer should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder must either redeem the shares so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at Merrill Lynch for those shares.

     In the interest of economy and convenience and because of the operating procedures of the Fund, certificates representing the Fund's shares will not be issued physically. Shares are maintained by the Fund on its register maintained by the Transfer Agent and the holders thereof will have the same rights and ownership with respect to such shares as if certificates had been issued.

Fee-Based Programs

     Fund shares may be held in certain Merrill Lynch fee-based programs, including pricing alternatives for securities transactions (each referred to this paragraph as a "Program"). These Programs generally prohibit such shares from being transferred to another account at Merrill Lynch, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and new shares purchased in order for the investment not to be subject to Program fees. Additional information regarding a specific Program (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in such Program's client agreement and from the Transfer Agent at 1-800-MER-FUND (1-800-637-3863).

Automatic Investment Plan

     For shareholders with accounts maintained directly with the Transfer Agent, the Fund offers an Automatic Investment Plan in connection with accounts maintained at the Transfer Agent whereby the Transfer Agent is authorized through preauthorized checks of $50 or more to charge the regular bank account of the shareholder on a regular basis to provide systematic additions to the Investment Account of such shareholder. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Fund, the Transfer Agent or the Distributor. Shareholders with accounts not maintained directly with the Transfer Agent should contact their Financial Consultant.

Accrued Monthly Payout Plan

     The dividends of the Fund are reinvested automatically in additional shares. Shareholders with accounts maintained at the Transfer Agent desiring cash payments may enroll in the Accrued Monthly Payout Plan, under which shares equal in number to shares credited through the automatic reinvestment of dividends during each month are redeemed at net asset value on the last Friday of such month in order to meet the monthly distribution (provided that, in the event that a payment on an account maintained with the Transfer Agent would be $10.00 or less, a shareholder will not receive such payment in cash and such payment will be automatically reinvested in additional shares). Investors may open an Accrued Monthly Payout Plan by completing the appropriate portion of the Purchase Application in the Prospectus. A shareholder's Accrued Monthly Payout Plan may be terminated at any time without charge or penalty by the shareholder, the Fund, the Transfer Agent or the Distributor. Shareholders with accounts not maintained directly with the Transfer Agent should contact their Financial Consultant.

15

Systematic Withdrawal Plan

     A shareholder whose account is maintained with the Transfer Agent may elect to make systematic withdrawals from an Investment Account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of the Fund having a value, based on cost or the current offering price of $5,000 or more, and monthly withdrawals for shareholders with shares with such a value of $10,000 or more. The quarterly periods end on the 24th day of March, June, September and December.

     At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify either a dollar amount or a percentage of the value of his or her shares. Redemptions will be made at net asset value determined as of the close of business on the New York Stock Exchange on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. A shareholder's Systematic Withdrawal Plan may be terminated at any time, without charge or penalty, by the shareholder, the Fund, the Transfer Agent or the Distributor. A shareholder may not elect to make systematic withdrawals while he or she is enrolled in the Accrued Monthly Payout Plan. The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Withdrawal payments generally should not be considered as dividends. Withdrawals generally are treated as sales of shares and may result in taxable gain or loss. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment will be reduced correspondingly. Shareholders are cautioned not to designate withdrawal programs that result in an undue reduction of principal. There are no minimums on amounts that may be systematically withdrawn. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

     Shareholders with accounts not maintained directly with the Transfer Agent should contact their Financial Consultant. For shareholders with accounts currently maintained at a branch office, redemptions via the Systematic Withdrawal Plan will be credited directly to the shareholder's Merrill Lynch investment account. In the event such shareholder wishes to receive a redemption by check, such shareholder should contact their Financial Consultant.

DIVIDENDS AND TAXES

Dividends

     Dividends are declared daily and reinvested monthly in the form of additional shares at net asset value. Shares purchased will begin accruing dividends on the day following the date of purchase. Dividends that are declared but unpaid will remain in the gross assets of the Fund and will therefore continue to earn income for the Fund's shareholders. Shareholders will receive statements monthly as to such reinvestments. Shareholders liquidating their holdings will receive on redemption all dividends declared and reinvested through the date of redemption. Since the net income (including realized gains and losses on the portfolio assets) is declared as a dividend in shares each time the net income of the Fund is determined, the net asset value per share of the Fund normally remains constant at $1.00 per share. Fluctuations in value may be reflected in the number of outstanding shares in the shareholders' accounts.

     Net income (from the time of the immediately preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and marker discount), (ii) plus or minus all realized gains and losses on portfolio securities, (iii) less amortization of premiums and the estimated expenses of the Fund applicable to that dividend period.

Taxes

     The Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. The Fund intends to distribute substantially all of such income.

16

     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general on an October 31 year end, plus certain undistributed amounts from previous years. While the Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

     Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses ("capital gain dividends") are taxable to shareholders as long-term gains, regardless of the length of time the shareholder has owned Fund shares. Certain categories of capital gains are taxable at different rates. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Generally not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any capital gain dividends, as well as any amount of capital gain dividends in the different categories of capital gain referred to above.

     Dividends are taxable to shareholders even though they are reinvested in additional shares of the Fund. Distributions by the Fund, whether from ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. If the Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

     If the value of assets held by the Fund declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholders' accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders' remaining Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Dividends, including those reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in shareholders' accounts has been reduced as described above.

     A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning applicability of the United States withholding tax.

     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

17

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

     Ordinary income and capital gain dividends may also be subject to state and local taxes.

     Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Treasury obligations. State law varies as to whether dividend income attributable to United States Treasury obligations is exempt from state income tax.

     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of investment in the Fund.

GENERAL INFORMATION

Description of Shares

     The Fund was organized on October 30, 1990 as a business trust under the laws of the Commonwealth of Massachusetts. The Fund is a no-load, diversified open-end investment company. The Declaration of Trust of the Fund permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares have no preemptive or conversion rights. The rights of redemption and exchange are described elsewhere herein and in the Prospectus. Shares are fully paid and non-assessable by the Fund.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and vote in the election of Trustees and on other matters submitted to the vote of shareholders. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all Trustees of the Fund. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Fund except under certain limited circumstances set forth in the Declaration of Trust.

     The Declaration of Trust of the Fund does not require that the Fund hold annual meetings of shareholders. However, the Fund will be required to call special meetings of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in the fundamental policies, objective or restrictions of the Fund. The Fund also would be required to hold a special shareholders' meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. The Fund's Declaration of Trust provides that a shareholders' meeting may be called for any reason at the request of 10% of the outstanding shares of the Fund or by a majority of the Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.

Independent Auditors

     Deloitte & Touche LLP, Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540-6400, has been selected as the independent auditors of the Fund. The selection of independent auditors is subject to approval by the non-interested Trustees of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.

Fund Accounting and Administrative Services

State Street Bank and Trust Company, 500 College Road East, Princeton, NJ 08540, Provides certain mutual fund accounting and administrative services.

18

Custodian

     The Bank of New York, 100 Church Street, 12th Floor, New York, New York 10286 (the "Custodian"), acts as custodian of the Fund's assets. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

Transfer Agent

     Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Fund's Transfer Agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "How to Buy, Sell, and Transfer Shares — Through the Transfer Agent" in the Prospectus.

Legal Counsel

     Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557, is counsel for the Fund.

Reports to Shareholders

     The fiscal year of the Fund ends on November 30 of each year. The Fund sends to its shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends.

Shareholder Inquiries

     Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

     The Prospectus and this Statement of Additional Information with respect to the shares of the Fund do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

     To the knowledge of the Fund, the following entities owned beneficially 5% or more of the Fund's shares as of February 01, 2001:

Name	Address	Percent
Merrill Lynch Trust Co., Trustee(1)	P.O. Box 30532 New Brunswick, NJ 08989	10.20%
Merrill Lynch Trust Co. of Texas, Trustee(1) FBO G.A. ATTN.: West Region	P.O. Box 30532 New Brunswick, NJ 08989	5.90%
Drewry Family Limited Partnership	P.O. Box 708-A Lawton, OK 73502	5.10%

(1)	Merrill Lynch Trust Co. and Merrill Lynch Trust Co. of Texas are record holders on behalf of certain employee retirement, personal trust or savings plan accounts for which they act as trustees.

     The Declaration of Trust establishing the Fund, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Merrill Lynch U.S. Treasury Money Fund" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally, and no Trustee, shareholder, officer, employee or agent of the Fund shall be held to any personal liability, nor shall resort be had to their property for the satisfaction of any obligation or claim of the Fund but the "Trust Property" (as defined in the Declaration) only shall be liable.

FINANCIAL STATEMENTS

     The Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 2000 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 637-3863 between 8:00 a.m. and 8:00 p.m. Eastern time on any business day.

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CODE #: 11625-03-01

PART C. OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number		Description
1(a)	—	Declaration of Trust of Registrant, dated October 30, 1990.(a)
(b)	—	Amendment to Declaration of Trust of Registrant, dated February 1, 1991.(a)
2	—	By-Laws of the Registrant.(a)
3	—	None.
4(a)	—	Management Agreement between the Registrant and Merrill Lynch Investment Managers, L.P.(a)
(b)	—	Supplement to Investment Advisory Agreement between the Registrant and Merrill Lynch Investment Managers, L.P.(a)
5(a)	—	Distribution Agreement between the Registrant and Merrill Lynch Funds Distributor, Inc. (now known as FAM Distributors, Inc.) (the "Distributor").(a)
(b)	—	Selected Dealer Agreement.(a)
6	—	None.
7	—	Custody Agreement between the Registrant and The Bank of New York.(a)
8	—	Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and Merrill Lynch Financial Data Services, Inc. (now known as Financial Data Services, Inc.)(a)
9	—	Opinion of Brown & Wood LLP, counsel to the Registrant.(a)
10	—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
11	—	None.
12	—	Certificate of Merrill Lynch Investment Managers, L.P.(a)
13	—	Amended and Restated Shareholder Servicing Plan and Agreement pursuant to Rule 12b-1 between the Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated.(b)
14	—	None.
15	—	Code of Ethics.(c)

(a)	Filed on March 27, 1995 as an exhibit to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 33-37537) (the "Registration Statement").

(b)	Filed on February 27, 1998 as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement.

(c)	Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust. (File No. 33-50417), filed on November 22, 2000.

Item 24. Persons Controlled by or under Common Control with Registrant.

     The Registrant is not controlled by or under common control with any other person.

Item 25. Indemnification.

     Reference is made to Section 5.3 of the Registrant's Declaration of Trust and Section 9 of the Distribution Agreement.

     Section 5.3 of the Registrant's Declaration of Trust provides as follows:

     "The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matters as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustee to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."

     The Registrant's by-laws provide that insofar as the conditional advancing of indemnification moneys pursuant to Section 5.3 of the Declaration of Trust for actions based upon the Investment Company Act of 1940, as amended (the "Investment Company Act"), may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

     Merrill Lynch Investment Managers, L.P. ("MLIM" or the "Manager"), acts as the investment adviser for the following open-end registered investment companies: Global Financial Services Master Trust, Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for

Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Short-Term U.S. Government Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., The Asset Program, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLIM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and The S&P 500® Protected Equity Fund, Inc. MLIM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

     Fund Asset Management, L.P. ("FAM"), an affiliate of the Manager, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Master Basic Value Trust, Master Focus Twenty Trust, Master Internet Strategies Trust, Master Large Cap Series Trust, Master Mid Cap Value Trust, Master Premier Growth Trust, Master Small Cap Value Trust, Master U.S. High Yield Trust, Mercury Global Holdings, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch World Income Fund, Inc., The Asset Program, Inc., The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Master Senior Floating Rate Trust, Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund V, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund V, MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Michigan Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund IV, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund IV, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield Pennsylvania Insured Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc. and Senior High Income Portfolio, Inc.

     The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Manager, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. ("FAMD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1201. The address of the Fund's transfer agent, Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

     Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since November 1, 1998 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26, and Messrs. Doll and Giordano are officers of one or more of such companies.

Name	Position(s) with the Manager	Other Substantial Business, Profession, Vocation or Employment
ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of FAM
Princeton Services	General Partner	General Partner of FAM
Jeffrey M. Peek	President	President of FAM; President and Director of Princeton Services; Executive Vice President of ML & Co.
Terry K. Glenn	Executive Vice President	Executive Vice President of FAM; Executive Vice President and Director of Princeton Services; President and Director of FAMD; Director of FDS; President of Princeton Administrators
Gregory A. Bundy	Chief Operating Officer and Managing Director	Chief Operating Officer and Managing Director of FAM; Chief Operating Officer and Managing Director of Princeton Services; Co-CEO of Merrill Lynch Australia from 1997 to 1999
Donald C. Burke	First Vice President, Treasurer and Director of Taxation	First Vice President and Treasurer of FAM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD; Senior Vice President of the Manager and FAM from 1999 to 2000; First Vice President of the Manager from 1997 to 1999
Michael G. Clark	Senior Vice President	Senior Vice President of FAM; Senior Vice President of Princeton Services; Treasurer and Director of FAMD; First Vice President of the Manager from 1997 to 1999
Robert C. Doll	Senior Vice President	Senior Vice President of FAM; Senior Vice President of Princeton Services; Chief Investment Officer of Oppenheimer Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999
Vincent R. Giordano	Senior Vice President	Senior Vice President of FAM; Senior Vice President of Princeton Services
Michael J. Hennewinkel	First Vice President, Secretary and General Counsel (Americas Region)	First Vice President and Secretary of FAM; General Counsel of FAM (Americas Region); Senior Vice President of Princeton Services
Philip L. Kirstein	General Counsel	General Counsel of FAM; Senior Vice President, Secretary, General Counsel and Director of Princeton Services

Name	Position(s) with the Manager	Other Substantial Business, Profession, Vocation or Employment
Debra W. Landsman-Yaros	Senior Vice President	Senior Vice President of FAM; Senior Vice President of Princeton Services; Vice President of FAMD
Stephen M. M. Miller	Senior Vice President	Executive Vice President of Princeton Administrators; Senior Vice President of Princeton Services
Gregory D. Upah	Senior Vice President	Senior Vice President of FAM; Senior Vice President of Princeton Services

Item 27. Principal Underwriters.

     (a) FAMD acts as the principal underwriter for the Registrant and for each of the open-end registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, Global Financial Services Master Trust, Master Basic Value Trust, Master Focus Twenty Trust, Master Internet Strategies Trust, Master Large Cap Series Trust, Master Mid Cap Growth Trust, Master Premier Growth Trust, Master Small Cap Value Trust, Master U.S. High Yield Trust, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc. FAMD acts as the principal underwriter for each of the following additional open-end registered investment companies: Mercury Basic Value Fund, Inc., Mercury Focus Twenty Fund, Inc., Mercury Global Balanced Fund of Mercury Funds, Inc., Mercury Gold and Mining Fund of Mercury Funds, Inc., Mercury International Fund of Mercury Funds, Inc., Mercury Internet Strategies Fund, Inc., Mercury Large Cap Series Funds, Inc., Mercury Mid Cap Growth Fund, Inc., Mercury Pan-European Growth Fund of Mercury Funds, Inc., Mercury Premier Growth Fund, Inc., Mercury Small Cap Value Fund, Inc., Mercury U.S. High Yield Fund, Inc., Summit Cash Reserves Fund of Financial Institutions Series Trust, Mercury V.I. U.S. Large Cap Fund of Mercury Asset Management V.I. Funds, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Internet Strategies Fund, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Mid Cap Growth Fund, Inc., Merrill Lynch Premier Growth Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc. and Merrill Lynch U.S. High Yield Fund, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Mercury Senior Floating Rate Fund, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

     (b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

Name	Position(s) and Office(s) with PFD	Position(s) and Office(s) with Registrant
Terry K. Glenn	President and Director	Executive Vice President
Michael G. Clark	Treasurer and Director	None
Thomas J. Verage	Director	None
Robert W. Crook	Senior Vice President	None
Michael J. Brady	Vice President	None
William M. Breen	Vice President	None
Donald C. Burke	Vice President	Vice President and Treasurer
James T. Fatseas	Vice President	None
Debra W. Landsman-Yaros	Vice President	None
Michelle T. Lau	Vice President	None
William Wasel	Vice President	None
Robert Harris	Secretary	None

     (c) Not applicable.

Item 28. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

Item 29. Management Services.

     Other than as set forth under the caption "Management of the Fund — Merrill Lynch Investment Managers" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund — Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

     Not applicable.

SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and the State of New Jersey, on the 6th day of March, 2001.

MERRILL LYNCH U.S. TREASURY MONEY FUND
                  (Registrant)

By /s/ DONALD C. BURKE

(Donald C. Burke, Vice President and Treasurer)

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following person(s) in the capacities and on the date indicated.

Signature	Title	Date
TERRY K. GLENN * (Terry K. Glenn)	President and Trustee (Principal Executive Officer)
DONALD C. BURKE * (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

M. COLYER CRUM * (M. Colyer Crum)	Trustee
LAURIE SIMON HODRICK * (Laurie Simon Hodrick)	Trustee
J. THOMAS TOUCHTON * (J. Thomas Touchton)	Trustee
FRED G. WEISS * (Fred G. Weiss)	Trustee
*By: /s/ DONALD C. BURKE (Donald C. Burke, Attorney-in-Fact)		March 6, 2001

EXHIBIT INDEX

Exhibit Number	Description
10	— Consent of Deloitte & Touche LLP, independent auditors for the Registrant.

Exhibit 10

Exhibit 10

INDEPENDENT AUDITORS' CONSENT

     We consent to the incorporation by reference in Post-Effective Amendment No. 13 to Registration Statement No. 33-37537 on Form N-1A of our report dated January 9, 2001 appearing in the Annual Report of Merrill Lynch U.S. Treasury Money Fund for the year ended November 30, 2000, and to the reference to us under the caption "Financial Highlights" in the Prospectus, which is a part of such Registration Statement.

/s/ Deloitte & Touche LLP

Princeton, New Jersey
March 5, 2001